17. FINANCIAL INSTRUMENTS (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Fair value hedge derivatives	$ 1,726,743	$ 843,420
Cash flow hedge derivatives	26,991,977	18,768,012
Net investment hedge derivatives	4,705,253	1,318,675
Derivatives not designated as hedge accounting	7,656	259,436
Financial assets available for sale	2,425,216	2,554,984
Total financial assets	35,856,845	23,744,527
Financial Liabilities
Fair value hedge derivatives	69,404	824,027
Cash flow hedge derivatives	3,953,365	1,790,090
Net investment hedge derivatives	2,364,782	6,989,471
Derivatives not designated as hedge accounting	55,759	2,315,741
Total financial liabilities	6,443,310	11,919,329
Level 1
Financial Assets
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Financial assets available for sale	2,195,667	2,375,435
Total financial assets	2,195,667	2,375,435
Financial Liabilities
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Total financial liabilities	0	0
Level 2
Financial Assets
Fair value hedge derivatives	1,726,743	843,420
Cash flow hedge derivatives	26,991,978	18,768,013
Net investment hedge derivatives	4,705,253	1,318,675
Derivatives not designated as hedge accounting	7,656	259,436
Financial assets available for sale	0	0
Total financial assets	33,431,630	21,189,544
Financial Liabilities
Fair value hedge derivatives	69,404	824,027
Cash flow hedge derivatives	3,953,365	1,790,090
Net investment hedge derivatives	2,364,782	6,989,471
Derivatives not designated as hedge accounting	55,759	2,315,741
Total financial liabilities	6,443,310	11,919,329
Level 3
Financial Assets
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Financial assets available for sale	229,549	179,549
Total financial assets	229,549	179,549
Financial Liabilities
Fair value hedge derivatives	0	0
Cash flow hedge derivatives	0	0
Net investment hedge derivatives	0	0
Derivatives not designated as hedge accounting	0	0
Total financial liabilities	$ 0	$ 0